Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Note 9. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following at December 31 (in thousands):
	December 31, 2022	December 31, 2021
Employee compensation	$12,166	$12,746
Customer deposits	1,135	1,850
Accrued warranty liability	287	266
Non-income tax	1,442	2,477
Professional fees	3,450	2,797
Current portion of operating lease liabilities	1,926	1,391
Other	5,710	4,104
Total accrued expenses and other current liabilities	$26,116	$25,631
Warranty expense activity for the years ended December 31 is as follows (in thousands):
	2022	2021	2020
Balance, beginning of period	$1,116	$1,826	$876
Warranty provision charged to operations	296	58	2,498
Warranty claims	(539)	(768)	(1,548)
Balance, end of period	$873	$1,116	$1,826
The Company classifies its accrued warranty liability based on the timing of expected warranty activity. The future costs of expected activity greater than one year is recorded within other non-current liabilities on the consolidated balance sheet.